4A. STOCK OPTION PLANS (Details) (2009 Stock Option Plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
2009 Stock Option Plan
Number of shares Outstanding at beginning of period	2,315,000	970,000
Granted	50,000	1,505,000
Exercised	0	0
Expired	(674,500)	(160,000)
Number of shares Outstanding end of period	1,690,500	2,315,000
Weighted average Price
Weighted average exercise price, beginning	$ 0.35	$ 0.51
Granted	$ 0.12	$ 0.25
Exercised
Expired	$ 0.49	$ 0.25
Weighted average exercise price, ending	$ 0.29	$ 0.35